Options (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock option granted	505,000	505,000	560,400	253,846	505,000		560,400	263,846
Stock option issued, forfeited or expired
Option expense					$ 99,990	$ 88,072	$ 169,828	$ 267,835
Stock Option Plan [Member]
Stock option granted					2,000,000		2,000,000
Stock option, description					All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.		All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.
Stock option vested period					5 years		5 years